UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02742

Putnam Large Cap Value Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Large Cap Value Fund
Class A [PEYAX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Putnam Large Cap Value Fund returned 12.89%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out of benchmark position in Seagate Technology, a data storage company
↑	Overweight position in NRG Energy
↑	Overweight position in financial services company Citigroup

Top detractors from performance:
↓	Overweight position in Regeneron Pharmaceuticals
↓	Overweight position in Accenture, a professional services company
↓	Not owning Micron Technology, a semiconductor company
Putnam Large Cap Value Fund	PAGE 1	38906-ATSA-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	12.89	17.88	12.32
Class A (with sales charge)	6.40	16.49	11.65
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$42,892,153,987
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Total Management Fee Paid	$170,011,522
Portfolio Turnover Rate	18%
Putnam Large Cap Value Fund	PAGE 2	38906-ATSA-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Value Fund	PAGE 3	38906-ATSA-1225

Putnam Large Cap Value Fund
Class C [PEQCX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Putnam Large Cap Value Fund returned 12.06%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out of benchmark position in Seagate Technology, a data storage company
↑	Overweight position in NRG Energy
↑	Overweight position in financial services company Citigroup

Top detractors from performance:
↓	Overweight position in Regeneron Pharmaceuticals
↓	Overweight position in Accenture, a professional services company
↓	Not owning Micron Technology, a semiconductor company
Putnam Large Cap Value Fund	PAGE 1	38906-ATSC-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	12.06	17.00	11.64
Class C (with sales charge)	11.06	17.00	11.64
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$42,892,153,987
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Total Management Fee Paid	$170,011,522
Portfolio Turnover Rate	18%
Putnam Large Cap Value Fund	PAGE 2	38906-ATSC-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Value Fund	PAGE 3	38906-ATSC-1225

Putnam Large Cap Value Fund
Class R [PEQRX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$117	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Putnam Large Cap Value Fund returned 12.58%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out of benchmark position in Seagate Technology, a data storage company
↑	Overweight position in NRG Energy
↑	Overweight position in financial services company Citigroup

Top detractors from performance:
↓	Overweight position in Regeneron Pharmaceuticals
↓	Overweight position in Accenture, a professional services company
↓	Not owning Micron Technology, a semiconductor company
Putnam Large Cap Value Fund	PAGE 1	38906-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	12.58	17.58	12.03
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$42,892,153,987
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Total Management Fee Paid	$170,011,522
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Large Cap Value Fund	PAGE 2	38906-ATSR-1225

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Value Fund	PAGE 3	38906-ATSR-1225

Putnam Large Cap Value Fund
Class R5 [PEQLX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$66	0.62%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R5 shares of Putnam Large Cap Value Fund returned 13.16%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out of benchmark position in Seagate Technology, a data storage company
↑	Overweight position in NRG Energy
↑	Overweight position in financial services company Citigroup

Top detractors from performance:
↓	Overweight position in Regeneron Pharmaceuticals
↓	Overweight position in Accenture, a professional services company
↓	Not owning Micron Technology, a semiconductor company
Putnam Large Cap Value Fund	PAGE 1	38906-ATSR5-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R5	13.16	18.16	12.61
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$42,892,153,987
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Total Management Fee Paid	$170,011,522
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Large Cap Value Fund	PAGE 2	38906-ATSR5-1225

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Value Fund	PAGE 3	38906-ATSR5-1225

Putnam Large Cap Value Fund
Class R6 [PEQSX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.52%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Putnam Large Cap Value Fund returned 13.27%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out of benchmark position in Seagate Technology, a data storage company
↑	Overweight position in NRG Energy
↑	Overweight position in financial services company Citigroup

Top detractors from performance:
↓	Overweight position in Regeneron Pharmaceuticals
↓	Overweight position in Accenture, a professional services company
↓	Not owning Micron Technology, a semiconductor company
Putnam Large Cap Value Fund	PAGE 1	38906-ATSR6-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	13.27	18.28	12.72
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$42,892,153,987
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Total Management Fee Paid	$170,011,522
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Large Cap Value Fund	PAGE 2	38906-ATSR6-1225

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Value Fund	PAGE 3	38906-ATSR6-1225

Putnam Large Cap Value Fund
Class Y [PEIYX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$64	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class Y shares of Putnam Large Cap Value Fund returned 13.19%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out of benchmark position in Seagate Technology, a data storage company
↑	Overweight position in NRG Energy
↑	Overweight position in financial services company Citigroup

Top detractors from performance:
↓	Overweight position in Regeneron Pharmaceuticals
↓	Overweight position in Accenture, a professional services company
↓	Not owning Micron Technology, a semiconductor company
Putnam Large Cap Value Fund	PAGE 1	38906-ATSY-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class Y	13.19	18.18	12.60
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$42,892,153,987
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Total Management Fee Paid	$170,011,522
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Large Cap Value Fund	PAGE 2	38906-ATSY-1225

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Value Fund	PAGE 3	38906-ATSY-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2024 and October 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $195,139 in October 31, 2024 and $41,688 in October 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2024 and $0 in October 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $6,305 in October 31, 2024 and $10,509 in October 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in October 31, 2024 and $0 in October 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $872,036 in October 31, 2024 and $1,820,011 in October 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Large Cap Value Fund
Financial Statements and Other Important Information
Annual | October 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 15
Notes to Financial Statements 19
Report of Independent Registered Public Accounting Firm 33
Tax Information 34
Changes In and Disagreements with Accountants 35
Results of Meeting(s) of Shareholders 35
Remuneration Paid to Directors, Officers and Others 35
Board Approval of Management and Subadvisory Agreements 35

Putnam Large Cap Value Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31, Year Ended
October 31,
2021
a
Year Ended
November 30,
2020 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $36.95 $28.77 $29.54 $32.65 $26.76 $26.37
Income from investment operations
b
:
Net investment income
c
............. 0.44 0.45 0.41 0.36 0.31 0.41
Net realized and unrealized gains (losses) 4.12 9.36 0.82 (1.28) 7.13 1.03
Total from investment operations ........ 4.56 9.81 1.23 (0.92) 7.44 1.44
Less distributions from:
Net investment income .............. (0.42) (0.46) (0.54) (0.34) (0.37) (0.40)
Net realized gains ................. (1.95) (1.17) (1.46) (1.85) (1.18) (0.65)
Total distributions ................... (2.37) (1.63) (2.00) (2.19) (1.55) (1.05)
Net asset value, end of year ........... $39.14 $36.95 $28.77 $29.54 $32.65 $26.76
Total return
d
....................... 12.89% 35.36% 4.25% (2.99)% 29.16%* 5.75%
Ratios to average net assets
Expenses
e
........................ 0.85% 0.88%
f
0.90% 0.89% 0.81%* 0.90%
Net investment income ............... 1.21% 1.32% 1.39% 1.21% 1.04%* 1.71%
Supplemental data
Net assets, end of year (000’s) ......... $11,939,595 $11,369,077 $8,890,275 $9,228,512 $9,873,796 $8,114,686
Portfolio turnover rate ................ 18%
g
16% 12% 17% 15%* 21%
*Not annualized.
a
For the period December 1, 2020 to October 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for current year information.

Putnam Large Cap Value Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31, Year Ended
October 31,
2021
a
Year Ended
November 30,
2020 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $36.30 $28.30 $29.09 $32.19 $26.39 $26.01
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.19 0.19 0.14 0.10 0.23
Net realized and unrealized gains (losses) 4.04 9.20 0.81 (1.28) 7.04 1.01
Total from investment operations ........ 4.21 9.39 1.00 (1.14) 7.14 1.24
Less distributions from:
Net investment income .............. (0.15) (0.22) (0.33) (0.11) (0.16) (0.21)
Net realized gains ................. (1.95) (1.17) (1.46) (1.85) (1.18) (0.65)
Total distributions ................... (2.10) (1.39) (1.79) (1.96) (1.34) (0.86)
Net asset value, end of year ........... $38.41 $36.30 $28.30 $29.09 $32.19 $26.39
Total return
d
....................... 12.06% 34.35% 3.46% (3.74)% 28.31%* 4.94%
Ratios to average net assets
Expenses
e
........................ 1.60% 1.63%
f
1.65% 1.64% 1.50%* 1.65%
Net investment income ............... 0.46% 0.56% 0.64% 0.46% 0.36%* 0.97%
Supplemental data
Net assets, end of year (000’s) ......... $489,983 $392,447 $266,019 $283,213 $325,902 $310,953
Portfolio turnover rate ................ 18%
g
16% 12% 17% 15%* 21%
*Not annualized.
a
For the period December 1, 2020 to October 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for current year information.

Putnam Large Cap Value Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31, Year Ended
October 31,
2021
a
Year Ended
November 30,
2020 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $36.54 $28.47 $29.26 $32.36 $26.53 $26.15
Income from investment operations
b
:
Net investment income
c
............. 0.35 0.35 0.33 0.29 0.24 0.35
Net realized and unrealized gains (losses) 4.06 9.28 0.81 (1.28) 7.07 1.01
Total from investment operations ........ 4.41 9.63 1.14 (0.99) 7.31 1.36
Less distributions from:
Net investment income .............. (0.34) (0.39) (0.47) (0.26) (0.30) (0.33)
Net realized gains ................. (1.95) (1.17) (1.46) (1.85) (1.18) (0.65)
Total distributions ................... (2.29) (1.56) (1.93) (2.11) (1.48) (0.98)
Net asset value, end of year ........... $38.66 $36.54 $28.47 $29.26 $32.36 $26.53
Total return ........................ 12.58% 35.05% 3.97% (3.24)% 28.87%* 5.47%
Ratios to average net assets
Expenses
d
........................ 1.10% 1.13%
e
1.15% 1.14% 1.04%* 1.15%
Net investment income ............... 0.96% 1.04% 1.15% 0.96% 0.82%* 1.47%
Supplemental data
Net assets, end of year (000’s) ......... $183,924 $130,252 $68,289 $68,257 $69,251 $68,849
Portfolio turnover rate ................ 18%
f
16% 12% 17% 15%* 21%
*Not annualized.
a
For the period December 1, 2020 to October 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for current year information.

Putnam Large Cap Value Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31, Year Ended
October 31,
2021
a
Year Ended
November 30,
2020 2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $36.99 $28.80 $29.57 $32.68 $26.78 $26.39
Income from investment operations
b
:
Net investment income
c
............. 0.53 0.53 0.48 0.43 0.38 0.47
Net realized and unrealized gains (losses) 4.13 9.37 0.82 (1.29) 7.14 1.03
Total from investment operations ........ 4.66 9.90 1.30 (0.86) 7.52 1.50
Less distributions from:
Net investment income .............. (0.52) (0.54) (0.61) (0.40) (0.44) (0.46)
Net realized gains ................. (1.95) (1.17) (1.46) (1.85) (1.18) (0.65)
Total distributions ................... (2.47) (1.71) (2.07) (2.25) (1.62) (1.11)
Net asset value, end of year ........... $39.18 $36.99 $28.80 $29.57 $32.68 $26.78
Total return ........................ 13.16% 35.67% 4.50% (2.77)% 29.48%* 6.03%
Ratios to average net assets
Expenses
d
........................ 0.62% 0.64%
e
0.65% 0.65% 0.58%* 0.65%
Net investment income ............... 1.44% 1.56% 1.64% 1.42% 1.25%* 1.95%
Supplemental data
Net assets, end of year (000’s) ......... $64,448 $35,207 $32,544 $38,608 $76,300 $46,663
Portfolio turnover rate ................ 18%
f
16% 12% 17% 15%* 21%
*Not annualized.
a
For the period December 1, 2020 to October 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for current year information.

Putnam Large Cap Value Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31, Year Ended
October 31,
2021
a
Year Ended
November 30,
2020 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $36.98 $28.79 $29.56 $32.68 $26.78 $26.39
Income from investment operations
b
:
Net investment income
c
............. 0.56 0.55 0.51 0.47 0.40 0.50
Net realized and unrealized gains (losses) 4.13 9.38 0.82 (1.30) 7.15 1.02
Total from investment operations ........ 4.69 9.93 1.33 (0.83) 7.55 1.52
Less distributions from:
Net investment income .............. (0.55) (0.57) (0.64) (0.44) (0.47) (0.48)
Net realized gains ................. (1.95) (1.17) (1.46) (1.85) (1.18) (0.65)
Total distributions ................... (2.50) (1.74) (2.10) (2.29) (1.65) (1.13)
Net asset value, end of year ........... $39.17 $36.98 $28.79 $29.56 $32.68 $26.78
Total return ........................ 13.27% 35.83% 4.60% (2.68)% 29.59%* 6.14%
Ratios to average net assets
Expenses
d
........................ 0.52% 0.54%
e
0.55% 0.55% 0.49%* 0.55%
Net investment income ............... 1.54% 1.62% 1.72% 1.55% 1.35%* 2.07%
Supplemental data
Net assets, end of year (000’s) ......... $8,915,380 $6,177,233 $3,111,458 $2,461,068 $2,161,747 $1,452,740
Portfolio turnover rate ................ 18%
f
16% 12% 17% 15%* 21%
*Not annualized.
a
For the period December 1, 2020 to October 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for current year information.

Putnam Large Cap Value Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31, Year Ended
October 31,
2021
a
Year Ended
November 30,
2020 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $36.96 $28.77 $29.55 $32.67 $26.77 $26.39
Income from investment operations
b
:
Net investment income
c
............. 0.53 0.52 0.48 0.44 0.38 0.47
Net realized and unrealized gains (losses) 4.13 9.38 0.82 (1.30) 7.14 1.02
Total from investment operations ........ 4.66 9.90 1.30 (0.86) 7.52 1.49
Less distributions from:
Net investment income .............. (0.52) (0.54) (0.62) (0.41) (0.44) (0.46)
Net realized gains ................. (1.95) (1.17) (1.46) (1.85) (1.18) (0.65)
Total distributions ................... (2.47) (1.71) (2.08) (2.26) (1.62) (1.11)
Net asset value, end of year ........... $39.15 $36.96 $28.77 $29.55 $32.67 $26.77
Total return ........................ 13.19% 35.74% 4.47% (2.77)% 29.49%* 5.98%
Ratios to average net assets
Expenses
d
........................ 0.60% 0.63%
e
0.65% 0.64% 0.58%* 0.65%
Net investment income ............... 1.46% 1.53% 1.63% 1.46% 1.26%* 1.96%
Supplemental data
Net assets, end of year (000’s) ......... $21,298,824 $14,957,976 $7,308,033 $5,704,960 $4,867,264 $3,226,237
Portfolio turnover rate ................ 18%
f
16% 12% 17% 15%* 21%
*Not annualized.
a
For the period December 1, 2020 to October 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for current year information.

Putnam Large Cap Value Fund
Schedule of Investments, October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.4%
Aerospace & Defense 3.4%
Northrop Grumman Corp. ............................. United States 1,024,345 $ 597,654,090
RTX Corp. ........................................ United States 4,796,347 856,147,939
1,453,802,029
Air Freight & Logistics 1.4%
FedEx Corp. ....................................... United States 2,376,070 603,094,087
Automobiles 2.2%
General Motors Co. .................................. United States 13,936,071 962,843,145
Banks 8.6%
Bank of America Corp. ............................... United States 19,389,774 1,036,383,420
Citigroup, Inc. ...................................... United States 15,639,762 1,583,213,107
JPMorgan Chase & Co. ............................... United States 1,640,781 510,479,785
PNC Financial Services Group, Inc. (The) ................. United States 3,055,550 557,790,652
3,687,866,964
Beverages 2.3%
Coca-Cola Co. (The) ................................. United States 14,164,580 975,939,562
Biotechnology 2.6%
AbbVie, Inc. ....................................... United States 1,882,466 410,452,887
Regeneron Pharmaceuticals, Inc. ....................... United States 1,082,054 705,282,797
1,115,735,684
Broadline Retail 2.6%
a
Amazon.com, Inc. ................................... United States 4,604,495 1,124,509,769
Building Products 1.6%
Johnson Controls International plc ....................... United States 5,948,305 680,426,609
Capital Markets 5.9%
BlackRock, Inc. ..................................... United States 430,142 465,762,059
Charles Schwab Corp. (The) ........................... United States 7,845,157 741,524,240
CME Group, Inc. .................................... United States 2,123,214 563,692,085
Goldman Sachs Group, Inc. (The) ....................... United States 722,670 570,454,018
State Street Corp. ................................... United States 1,901,155 219,887,587
2,561,319,989
Chemicals 3.0%
Corteva, Inc. ....................................... United States 9,244,828 568,002,232
DuPont de Nemours, Inc. ............................. United States 4,158,185 339,515,805
Eastman Chemical Co. ............................... United States 2,248,396 133,824,530
PPG Industries, Inc. ................................. United States 2,160,060 211,145,865
a
Solstice Advanced Materials, Inc. ....................... United States 594,323 26,786,149
1,279,274,581
Communications Equipment 2.8%
Cisco Systems, Inc. ................................. United States 16,354,455 1,195,674,205
Construction Materials 1.5%
CRH plc .......................................... United States 5,544,658 660,368,768
Consumer Finance 2.3%
Capital One Financial Corp. ........................... United States 4,481,978 985,990,340
Consumer Staples Distribution & Retail 3.3%
a,b
BJ's Wholesale Club Holdings, Inc. ...................... United States 2,590,405 228,629,145
Target Corp. ....................................... United States 2,486,509 230,549,114

Putnam Large Cap Value Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ...................................... United States 9,677,025 $ 979,121,390
1,438,299,649
Containers & Packaging 0.4%
Ball Corp. ......................................... United States 3,177,756 149,354,532
Electric Utilities 4.3%
NextEra Energy, Inc. ................................. United States 11,993,454 976,267,156
NRG Energy, Inc. ................................... United States 2,572,757 442,154,018
PPL Corp. ......................................... United States 11,662,528 425,915,523
1,844,336,697
Financial Services 1.1%
b
Apollo Global Management, Inc. ........................ United States 3,609,785 448,732,373
Health Care Equipment & Supplies 1.2%
Becton Dickinson & Co. ............................... United States 2,877,939 514,316,479
Health Care Providers & Services 3.7%
McKesson Corp. .................................... United States 1,163,593 944,069,545
UnitedHealth Group, Inc. .............................. United States 1,820,910 621,950,020
1,566,019,565
Hotels, Restaurants & Leisure 1.1%
Hilton Worldwide Holdings, Inc. ......................... United States 1,863,348 478,805,902
Household Durables 1.9%
PulteGroup, Inc. .................................... United States 6,766,632 811,116,178
Household Products 1.6%
Procter & Gamble Co. (The) ........................... United States 4,617,016 694,260,696
Industrial Conglomerates 1.1%
Honeywell International, Inc. ........................... United States 2,377,293 478,620,400
Industrial REITs 1.0%
Prologis, Inc. ....................................... United States 3,508,541 435,374,853
Insurance 2.4%
Allstate Corp. (The) .................................. United States 2,924,776 560,153,100
American International Group, Inc. ...................... United States 5,843,102 461,371,334
1,021,524,434
Interactive Media & Services 3.7%
Alphabet, Inc., A .................................... United States 5,569,072 1,565,967,356
IT Services 1.6%
Accenture plc, A .................................... United States 2,652,811 663,468,031
Life Sciences Tools & Services 2.1%
Thermo Fisher Scientific, Inc. .......................... United States 1,620,718 919,579,186
Machinery 1.7%
Ingersoll Rand, Inc. .................................. United States 5,267,655 402,080,106
Otis Worldwide Corp. ................................ United States 3,508,893 325,484,915
727,565,021
Media 0.9%
a,b
Charter Communications, Inc., A ........................ United States 877,134 205,109,015

Putnam Large Cap Value Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media (continued)
Comcast Corp., A ................................... United States 5,655,166 $ 157,411,546
362,520,561
Metals & Mining 1.2%
Freeport-McMoRan, Inc. .............................. United States 12,243,672 510,561,122
Office REITs 0.7%
Vornado Realty Trust ................................. United States 7,826,800 296,948,792
Oil, Gas & Consumable Fuels 5.5%
ConocoPhillips ..................................... United States 4,199,380 373,156,907
Exxon Mobil Corp. ................................... United States 9,154,801 1,046,943,042
Shell plc .......................................... United States 13,550,035 508,744,768
Valero Energy Corp. ................................. United States 2,627,247 445,476,001
2,374,320,718
Passenger Airlines 1.3%
Southwest Airlines Co. ............................... United States 18,025,315 546,167,045
Pharmaceuticals 3.5%
AstraZeneca plc, ADR ................................ United Kingdom 6,798,758 560,217,659
Novo Nordisk A/S, ADR ............................... Denmark 7,490,835 370,496,699
Sanofi SA ......................................... United States 5,534,964 559,932,711
1,490,647,069
Semiconductors & Semiconductor Equipment 1.9%
Marvell Technology, Inc. .............................. United States 5,141,654 481,978,646
QUALCOMM, Inc. ................................... United States 1,963,047 355,115,202
837,093,848
Software 2.8%
Microsoft Corp. ..................................... United States 2,349,640 1,216,667,088
Specialized REITs 0.3%
American Tower Corp. ................................ United States 791,425 141,649,247
Technology Hardware, Storage & Peripherals 1.1%
Seagate Technology Holdings plc ....................... United States 1,846,716 472,537,690
Textiles, Apparel & Luxury Goods 0.2%
a
Lululemon Athletica, Inc. .............................. United States 546,397 93,182,544
Tobacco 2.2%
Philip Morris International, Inc. ......................... United States 6,399,873 923,693,670
Trading Companies & Distributors 1.1%
United Rentals, Inc. .................................. United States 544,816 474,632,803
Wireless Telecommunication Services 1.3%
T-Mobile US, Inc. ................................... United States 2,746,143 576,827,337
Total Common Stocks (Cost $ 29,056,676,804) .................................
41,361,636,618
Principal
Amount
*
U.S. Government and Agency Securities 0.0%
†
c
U.S. Treasury Bonds ,
3%, 11/15/44 ..................................... United States 438,000 346,345
1.875%, 11/15/51 ................................. United States 1,764,000 1,010,200
3%, 8/15/52 ..................................... United States 1,196,900 885,005

Putnam Large Cap Value Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
c
U.S. Treasury Notes ,
4%, 2/28/30 ..................................... United States 1,716,000 $ 1,738,121
1.625%, 5/15/31 .................................. United States 1,023,800 915,501
2.75%, 8/15/32 ................................... United States 2,151,000 2,007,236
Total U.S. Government and Agency Securities (Cost $6,902,408) ................
6,902,408
Total Long Term Investments (Cost $29,063,579,212) ..........................
41,368,539,026
a
Short Term Investments 3.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 1.5%
d,e
Atlantic Asset Securitization LLC ,
144A, 3.951%, 11/03/25 .............................. United States 25,000,000 24,991,748
144A, 4.145%, 11/10/25 .............................. United States 25,000,000 24,972,337
144A, 3.958%, 11/18/25 .............................. United States 25,000,000 24,950,425
144A, 4.144%, 11/20/25 .............................. United States 17,225,000 17,187,088
144A, 4.081%, 12/01/25 .............................. United States 31,250,000 31,143,956
123,245,554
d,e
Barclays Bank plc ,
144A, 4.123%, 11/04/25 .............................. United Kingdom 25,000,000 24,988,965
144A, 4.093%, 11/04/25 .............................. United Kingdom 50,000,000 49,977,930
74,966,895
d,e
BPCE SA , 144A, 4.086% , 11/06/25 ...................... France 13,197,000 13,188,356
d,e
CAFCO LLC , 144A, 3.951% , 11/03/25 .................... United States 36,000,000 35,988,116
d,e
Charta LLC , 144A, 3.951% , 11/03/25 ..................... United States 30,000,000 29,990,118
d,e
Liberty Street Funding LLC , 144A, 3.951% , 11/03/25 ......... United States 73,000,000 72,975,837
d,e
Manhattan Asset Funding Co. LLC ,
144A, 4.006%, 11/12/25 .............................. United States 50,000,000 49,933,555
144A, 4.103%, 11/04/25 .............................. United States 25,000,000 24,988,920
74,922,475
d,e
Matchpoint Finance plc , 144A, 3.901% , 11/03/25 ............ Ireland 50,000,000 49,983,495
d,e
Sheffield Receivables Co. LLC , 144A, 4.081% , 12/08/25 ...... United Kingdom 24,800,000 24,696,599
d
Societe Generale SA , 4.163% , 11/17/25 .................. France 25,000,000 24,953,118
d
TotalEnergies Capital SA ,
e
144A, 4.115%, 11/24/25 .............................. France 50,000,000 49,869,400
4.143%, 11/12/25 ................................... France 28,000,000 27,962,981
77,832,381
d,e
Victory Receivables Corp. , 144A, 3.991% , 12/18/25 .......... United States 30,000,000 29,842,080
Total Commercial Papers (Cost $632,635,264) ................................
632,585,024
a a a
U.S. Government and Agency Securities 0.2%
d
U.S. Treasury Bills ,
1.9%, 11/06/25 .................................... United States 60,600,000 60,580,802
f
3.54%, 12/04/25 ................................... United States 29,600,000 29,501,371
f
3.61%, 1/20/26 ................................... United States 6,100,000 6,050,821
96,132,994
Total U.S. Government and Agency Securities (Cost $96,101,968) ...............
96,132,994

Putnam Large Cap Value Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.4%
g,h
Putnam Short Term Investment Fund, Class P, 4.371% ....... United States 183,330,413 $ 183,330,413
Total Management Investment Companies (Cost $183,330,413) .................
183,330,413
Principal
Amount
*
Repurchase Agreements 1.2%
i
Joint tri-party repurchase agreement with BNP Paribas SA,
4.14%, 11/03/25 (Maturity Value $12,763,734)
Collateralized by Agency Mortgage-Backed Securities, 1.917% -
6.699%, 1/1/29 - 10/1/55
(valued at $13,019,009) ............................ 12,759,332 12,759,332
i
Joint tri-party repurchase agreement with BofA Securities, Inc.,
4.15%, 11/03/25 (Maturity Value $8,375,848)
Collateralized by Agency Mortgage-Backed Securities, 2% -
6%, 10/1/33 - 10/1/55
(valued at $8,540,412) ............................. 8,372,953 8,372,953
i
Joint tri-party repurchase agreement with Citigroup Global
Markets, Inc., 4.16%, 11/03/25 (Maturity Value $38,539,992)
Collateralized by Agency Mortgage-Backed Securities, 2%
- 3.5%, 9/15/51 - 9/20/51 and U.S. Treasury Bonds, 1.75%,
8/15/41 (valued at $39,302,128) ....................... 38,526,636 38,526,636
i
Joint tri-party repurchase agreement with HSBC Securities (USA),
Inc., 4.16%, 11/03/25 (Maturity Value $147,151,360)
Collateralized by Agency Mortgage-Backed Securities, 2% -
6.5%, 5/1/28 - 10/1/55
(valued at $150,094,387) ........................... 147,100,365 147,100,365
j
Tri-party repurchase agreement with JP Morgan Securities LLC,
4.15%, 11/03/25 (Maturity Value $200,069,167)
Collateralized by Agency Mortgage-Backed Securities, 1.5% -
7%, 7/1/28 - 11/1/55
(valued at $204,070,551) ........................... 200,000,000 200,000,000
j
Tri-party repurchase agreement with JP Morgan Securities LLC.,
4.14%, 11/03/25 (Maturity Value $100,034,500)
Collateralized by U.S. Treasury Notes, 1.375%, 12/31/28
(valued at $102,035,207) ........................... 100,000,000 100,000,000
Total Repurchase Agreements (Cost $506,759,286) ............................
506,759,286
Shares
k
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
g,h
Putnam Cash Collateral Pool, LLC, 4.362% ................ United States 119,486,204 119,486,204
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $119,486,204) ........................................................
119,486,204
Total Short Term Investments (Cost $1,538,313,135 ) ...........................
1,538,293,921
a
Total Investments (Cost $30,601,892,347) 100.0% .............................
$42,906,832,947
Other Assets, less Liabilities (0.0)%
†
.........................................
(14,678,960)
Net Assets 100.0% .........................................................
$42,892,153,987
a a a

Putnam Large Cap Value Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At October 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2025. See Note 1 ( e ).
c
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( d ).
d
The rate shown represents the yield at period end.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $579,668,925, representing 1.4% of net assets.
f
A portion or all of the security has been segregated as collateral for certain derivative contracts. At October 31, 2025, the aggregate value of these securities pledged amounted to $12,265,141, representing less than 0.1% net assets.
g
See Note 3 ( g ) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(c) regarding joint repurchase agreement.
j
See Note 1(c) regarding repurchase agreement.
k
See Note 1 ( e ) regarding securities on loan.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BZWS Sell 143,955,900 195,111,147 12/17/25 $ 5,986,065 $ —
British Pound ...... CITI Sell 117,302,800 158,988,637 12/17/25 4,879,624 —
British Pound ...... GSCO Sell 166,704,700 225,945,716 12/17/25 6,933,921 —
British Pound ...... HSBK Sell 92,823,400 125,809,588 12/17/25 3,860,900 —
British Pound ...... JPHQ Sell 22,285,300 30,202,726 12/17/25 924,945 —
British Pound ...... SSBT Sell 71,307,200 96,696,200 12/17/25 3,014,871 —
British Pound ...... TDOM Sell 24,324,000 32,985,533 12/17/25 1,029,368 —
British Pound ...... WPAC Sell 24,693,300 33,485,349 12/17/25 1,044,009 —
Danish Krone ...... MSCO Sell 2,604,263,500 411,839,142 12/17/25 8,701,673 —
Euro ............. BOFA Sell 44,748,900 52,772,825 12/17/25 1,064,552 —
Euro ............. GSCO Sell 42,731,300 50,392,595 12/17/25 1,015,700 —
Euro ............. HSBK Sell 117,239,200 138,234,878 12/17/25 2,762,575 —
Euro ............. JPHQ Sell 73,137,200 86,244,849 12/17/25 1,733,313 —
Euro ............. SSBT Sell 50,452,700 59,486,760 12/17/25 1,187,630 —
Euro ............. UBSW Sell 102,365,900 120,693,491 12/17/25 2,407,591 —
Total Forward Exchange Contracts ................................................... $46,546,737 $—
Net unrealized appreciation (depreciation) ............................................ $46,546,737
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Large Cap Value Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At October 31, 2025, the Fund had the following futures contracts outstanding. See Note 1 ( d ).
See Note  7  regarding other derivative information.
See A bbreviations on page 32 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 565 $ 194,190,500 12/19/25 $ 4,635,614
Total Futures Contracts ...................................................................... $4,635,614
*
As of period end.

Putnam Large Cap Value Fund
Financial Statements
Statement of Assets and Liabilities
October 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Large
Cap Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $29,792,316,444
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 302,816,617
Cost - Unaffiliated repurchase agreements ...................................................... 506,759,286
Value - Unaffiliated issuers (Includes securities loaned of $117,058,512) ................................ $42,097,257,044
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 302,816,617
Value - Unaffiliated repurchase agreements ...................................................... 506,759,286
Cash .................................................................................... 62,049,226
Receivables:
Capital shares sold ........................................................................ 90,785,793
Dividends ............................................................................... 20,046,520
European Union tax reclaims (Note 1f) ......................................................... 1,056,058
Variation margin on futures contracts ........................................................... 522,625
Unrealized appreciation on OTC forward exchange contracts .......................................... 46,546,737
Prepaid expenses .......................................................................... 1,934,099
Total assets .......................................................................... 43,129,774,005
Liabilities:
Payables:
Capital shares redeemed ................................................................... 51,031,580
Management fees ......................................................................... 16,170,983
Administrative fees ........................................................................ 109,421
Distribution fees .......................................................................... 2,996,332
Transfer agent fees ........................................................................ 7,610,637
Trustees' fees and expenses ................................................................. 2,110,555
Deposits from brokers for:
OTC derivative contracts .................................................................. 30,157,990
Payable upon return of securities loaned (Note 1 e ) .................................................. 119,486,204
Collateral on certain derivative contracts, at value (Note 1 d ) ........................................... 6,902,408
Accrued expenses and other liabilities ........................................................... 1,043,908
Total liabilities ......................................................................... 237,620,018
Net assets, at value ................................................................. $42,892,153,987
Net assets consist of:
Paid-in capital ............................................................................. $28,709,437,957
Total distributable earnings (losses) ............................................................. 14,182,716,030
Net assets, at value ................................................................. $42,892,153,987

Putnam Large Cap Value Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Large
Cap Value Fund
Class A:
Net assets, at value ....................................................................... $11,939,595,296
Shares outstanding ........................................................................ 305,053,379
Net asset value per share
a,b
.................................................................. $39.14
Maximum offering price per share (net asset value per share ÷ 94.25%)
b
................................ $41.53
Class C:
Net assets, at value ....................................................................... $489,983,307
Shares outstanding ........................................................................ 12,756,244
Net asset value and maximum offering price per share
a,b
............................................ $38.41
Class R:
Net assets, at value ....................................................................... $183,923,567
Shares outstanding ........................................................................ 4,757,041
Net asset value and maximum offering price per share
b
............................................. $38.66
Class R5:
Net assets, at value ....................................................................... $64,447,994
Shares outstanding ........................................................................ 1,645,111
Net asset value and maximum offering price per share
b
............................................. $39.18
Class R6:
Net assets, at value ....................................................................... $8,915,380,156
Shares outstanding ........................................................................ 227,630,388
Net asset value and maximum offering price per share
b
............................................. $39.17
Class Y:
Net assets, at value ....................................................................... $21,298,823,667
Shares outstanding ........................................................................ 544,096,139
Net asset value and maximum offering price per share
b
............................................. $39.15
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Large Cap Value Fund
Financial Statements
Statement of Operations
for the year ended October 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Large
Cap Value Fund
Investment income:
Dividends: (net of foreign taxes of $3,834,880)
Unaffiliated issuers ........................................................................ $724,388,904
Non-controlled affiliates (Note 3 g ) ............................................................. 8,983,022
Interest:
Unaffiliated issuers ........................................................................ 43,612,061
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (828,302)
Non-controlled affiliates (Note 3 g ) ............................................................. 895,277
Other income (Note 1f) ....................................................................... 8,924
Total investment income ................................................................... 777,059,886
Expenses:
Management fees (Note 3 a ) ................................................................... 170,011,522
Administrative fees (Note 3 b ) .................................................................. 663,488
Distribution fees: (Note 3c )
    Class A ................................................................................ 28,559,610
    Class C ................................................................................ 4,396,876
    Class R ................................................................................ 765,497
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 15,181,422
    Class C ................................................................................ 583,253
    Class R ................................................................................ 202,628
    Class R5 ............................................................................... 74,858
    Class R6 ............................................................................... 3,825,301
    Class Y ................................................................................ 23,642,006
Custodian fees (Note 4 ) ...................................................................... 309,558
Reports to shareholders fees .................................................................. 1,247,898
Registration and filing fees .................................................................... 1,044,655
Professional fees ........................................................................... 2,968,414
Trustees' fees and expenses (Note 3f) ........................................................... 1,385,156
Interest expense ........................................................................... 10,161
Other .................................................................................... 486,259
Total expenses ......................................................................... 255,358,562
Expense reductions (Note 4 ) ............................................................... (974,875)
Net expenses ......................................................................... 254,383,687
Net investment income ................................................................ 522,676,199
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 1,967,227,759
Foreign currency transactions ................................................................ (713,845)
Forward exchange contracts ................................................................. (32,511,042)
Futures contracts ......................................................................... 45,103,427
Net realized gain (loss) .................................................................. 1,979,106,299
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,299,620,740
Translation of other assets and liabilities denominated in foreign currencies .............................. 118,341
Forward exchange contracts ................................................................. 15,987,847
Futures contracts ......................................................................... 4,635,614
Net change in unrealized appreciation (depreciation) ............................................ 2,320,362,542
Net realized and unrealized gain (loss) ............................................................ 4,299,468,841
Net increase (decrease) in net assets resulting from operations .......................................... $4,822,145,040

Putnam Large Cap Value Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Large Cap Value Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $522,676,199 $390,552,867
Net realized gain (loss) ................................................. 1,979,106,299 1,897,048,956
Net change in unrealized appreciation (depreciation) ........................... 2,320,362,542 5,202,567,138
Net increase (decrease) in net assets resulting from operations ................ 4,822,145,040 7,490,168,961
Distributions to shareholders:
Class A ............................................................. (730,595,359) (499,223,311)
Class B ............................................................. — (737,010)
Class C ............................................................. (23,251,965) (13,055,089)
Class R ............................................................. (8,672,584) (3,981,644)
Class R5 ............................................................ (2,539,376) (1,868,254)
Class R6 ............................................................ (472,406,461) (205,481,018)
Class Y ............................................................. (1,067,241,186) (474,099,173)
Total distributions to shareholders .......................................... (2,304,706,931) (1,198,445,499)
Capital share transactions: (Note 2 )
Class A ............................................................. (93,429,013) (83,798,450)
Class B ............................................................. — (22,145,781)
Class C ............................................................. 68,866,051 47,254,967
Class R ............................................................. 43,009,365 35,979,085
Class R5 ............................................................ 25,187,127 (6,599,699)
Class R6 ............................................................ 2,217,786,958 1,988,763,756
Class Y ............................................................. 5,051,102,459 5,115,654,987
Total capital share transactions ............................................ 7,312,522,947 7,075,108,865
Net increase (decrease) in net assets ................................... 9,829,961,056 13,366,832,327
Net assets:
Beginning of year ....................................................... 33,062,192,931 19,695,360,604
End of year ........................................................... $42,892,153,987 $33,062,192,931

Putnam Large Cap Value Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Putnam Large Cap Value Fund (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers six classes of shares: Class A, Class
C, Class R, Class R5, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Investments in repurchase agreements and time deposits
are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Putnam Large Cap Value Fund
Notes to Financial Statements

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The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Repurchase Agreements
The Fund enters into repurchase agreements. Repurchase
agreements are accounted for as a loan by the Fund to the
seller, collateralized by securities which are delivered to the
Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102%
of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The Fund may also enter into
joint repurchase agreements whereby its uninvested cash
balance is deposited into a joint cash account with other
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements

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Annual Report
funds managed by the investment manager or an affiliate
of the investment manager and is used to invest in one or
more repurchase agreements. The value and face amount
of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. Repurchase agreements
are subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or
the Fund, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Fund may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Fund
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All
repurchase agreements held by the Fund at year end, as
indicated in the Schedule of Investments, had been entered
into on October 31, 2025.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At October 31, 2025, the Fund had no OTC
derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
1. Organization and Significant Accounting Policies
(continued)
c. Repurchase Agreements
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements

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Annual Report
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 7 regarding other derivative information.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements

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Annual Report
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 20,952,767 $759,681,917 20,981,713 $718,137,612
Shares issued in reinvestment of distributions .......... 18,705,687 680,812,619 15,388,074 466,367,403
Shares redeemed ............................... (42,304,212) (1,533,923,549) (37,735,893) (1,268,303,465)
Net increase (decrease) .......................... (2,645,758) $(93,429,013) (1,366,106) $(83,798,450)
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements

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Annual Report
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Shares Amount Shares Amount
Class B Shares:
*
Shares sold ................................... — $— 3,382 $104,346
Shares issued in reinvestment of distributions .......... — — 24,067 702,318
Shares redeemed ............................... — — (687,894) (22,952,445)
Net increase (decrease) .......................... — $— (660,445) $(22,145,781)
Class C Shares:
Shares sold ................................... 4,058,373 $144,179,018 3,406,194 $114,327,225
Shares issued in reinvestment of distributions .......... 601,887 21,493,467 414,347 12,183,878
Shares redeemed
a
.............................. (2,714,117) (96,806,434) (2,410,976) (79,256,136)
Net increase (decrease) .......................... 1,946,143 $68,866,051 1,409,565 $47,254,967
Class R Shares:
Shares sold ................................... 1,800,732 $64,535,483 2,014,040 $65,126,935
Shares issued in reinvestment of distributions .......... 240,365 8,650,553 131,505 3,958,364
Shares redeemed ............................... (849,056) (30,176,671) (979,257) (33,106,214)
Net increase (decrease) .......................... 1,192,041 $43,009,365 1,166,288 $35,979,085
Class R5 Shares:
Shares sold ................................... 1,194,770 $44,018,463 424,257 $14,253,437
Shares issued in reinvestment of distributions .......... 69,550 2,539,304 61,410 1,868,254
Shares redeemed ............................... (570,911) (21,370,640) (664,147) (22,721,390)
Net increase (decrease) .......................... 693,409 $25,187,127 (178,480) $(6,599,699)
Class R6 Shares:
Shares sold ................................... 101,214,991 $3,685,985,942 82,941,829 $2,830,010,507
Shares sold in-kind (Note 9 ) ....................... 2,202,478 85,544,256 — —
Shares issued in reinvestment of distributions .......... 12,257,772 446,974,845 6,492,444 199,341,563
Shares redeemed ............................... (55,089,852) (2,000,718,085) (30,472,893) (1,040,588,314)
Net increase (decrease) .......................... 60,585,389 $2,217,786,958 58,961,380 $1,988,763,756
Class Y Shares:
Shares sold ................................... 235,725,991 $8,553,850,591 207,530,592 $7,084,327,000
Shares issued in reinvestment of distributions .......... 27,591,948 1,005,583,743 14,447,405 443,363,082
Shares redeemed ............................... (123,910,135) (4,508,331,875) (71,263,889) (2,412,035,095)
Net increase (decrease) .......................... 139,407,804 $5,051,102,459 150,714,108 $5,115,654,987
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the  Fund  are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended October 31, 2025, the gross effective investment management fee rate was 0.452% of the Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.630% of the first $5 billion,
0.580% of the next $5 billion,
0.530% of the next $10 billion,
0.480% of the next $10 billion,
0.430% of the next $50 billion,
0.410% of the next $50 billion,
0.400% of the next $100 billion and
0.395% of any excess thereafter.

Putnam Large Cap Value Fund
Notes to Financial Statements

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c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R, Class R5, Class R6 and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the
Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.15%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $762,744
CDSC retained .............................................................................. $74,548
3. Transactions with Affiliates
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements

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g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended October 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through February 28, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended October 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective May 19, 2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Large Cap Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.371% ...... $250,332,717 $298,567,942 $(365,570,246) $— $— $183,330,413 183,330,413 $8,983,022
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.362% ............. $— $907,711,758 $(788,225,554) $— $— $119,486,204 119,486,204 $895,277
Total Affiliated Securities ... $250,332,717 $1,206,279,700 $(1,153,795,800) $— $— $302,816,617 $9,878,299
3. Transactions with Affiliates
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements

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Annual Report
5. Income Taxes
The tax character of distributions paid during the years ended October 31, 2025 and 2024, was as follows:
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2025, aggregated
$11,758,628,607 and $6,615,310,450, respectively. Purchases of investments excludes in-kind transactions of $85,544,256.
At October 31, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$119,486,204 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Other Derivative Information
At October 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
2025 2024
Distributions paid from:
Ordinary income .......................................................... $503,081,232 $403,973,214
Long term capital gain ...................................................... 1,801,625,699 794,472,285
$2,304,706,931 $1,198,445,499
Cost of investments .......................................................................... $30,655,347,750
Unrealized appreciation ........................................................................ $13,505,140,316
Unrealized depreciation ........................................................................ (1,202,472,768)
Net unrealized appreciation (depreciation) .......................................................... $12,302,667,548
Distributable earnings:
Undistributed ordinary income ................................................................... $464,365,328
Undistributed long term capital gains .............................................................. 1,414,627,093
Total distributable earnings ..................................................................... $1,878,992,421
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Large Cap Value Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 46,546,737 Unrealized depreciation on OTC
forward exchange contracts
$ —

Putnam Large Cap Value Fund
Notes to Financial Statements

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Annual Report
For the year ended October 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended October 31, 2025, the average month end notional amount of futures contracts represented
$180,637,067. The average month end contract value of forward exchange contracts was $1,725,826,460.
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 32.
8. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Large Cap Value Fund (continued)
Equity contracts ...........
Variation margin on futures
contracts
$ 4,635,614
a
Variation margin on futures
contracts
$ —
Total .................... $51,182,351 $—
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Large Cap Value Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(32,511,042) Forward exchange contracts $15,987,847
Equity contracts ..............
Futures contracts 45,103,427 Futures contracts 4,635,614
Total ....................... $12,592,385 $20,623,461
7. Other Derivative Information
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements

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Annual Report
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
9. Subscription In-Kind
On November 27, 2024, Class R6 shares of the Fund were sold to certain shareholders through a subscription in-kind.
Portfolio securities valued at $85,544,256 were received by the Fund in exchange for Class R6 shares.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Large Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,453,802,029 $ — $ — $ 1,453,802,029
Air Freight & Logistics ................... 603,094,087 — — 603,094,087
Automobiles .......................... 962,843,145 — — 962,843,145
Banks ............................... 3,687,866,964 — — 3,687,866,964
Beverages ........................... 975,939,562 — — 975,939,562
Biotechnology ......................... 1,115,735,684 — — 1,115,735,684
Broadline Retail ....................... 1,124,509,769 — — 1,124,509,769
Building Products ...................... 680,426,609 — — 680,426,609
Capital Markets ........................ 2,561,319,989 — — 2,561,319,989
Chemicals ........................... 1,279,274,581 — — 1,279,274,581
8. Credit Facility
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements

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Annual Report
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam Large Cap Value Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Communications Equipment .............. $ 1,195,674,205 $ — $ — $ 1,195,674,205
Construction Materials .................. 660,368,768 — — 660,368,768
Consumer Finance ..................... 985,990,340 — — 985,990,340
Consumer Staples Distribution & Retail ...... 1,438,299,649 — — 1,438,299,649
Containers & Packaging ................. 149,354,532 — — 149,354,532
Electric Utilities ........................ 1,844,336,697 — — 1,844,336,697
Financial Services ...................... 448,732,373 — — 448,732,373
Health Care Equipment & Supplies ......... 514,316,479 — — 514,316,479
Health Care Providers & Services .......... 1,566,019,565 — — 1,566,019,565
Hotels, Restaurants & Leisure ............. 478,805,902 — — 478,805,902
Household Durables .................... 811,116,178 — — 811,116,178
Household Products .................... 694,260,696 — — 694,260,696
Industrial Conglomerates ................ 478,620,400 — — 478,620,400
Industrial REITs ....................... 435,374,853 — — 435,374,853
Insurance ............................ 1,021,524,434 — — 1,021,524,434
Interactive Media & Services .............. 1,565,967,356 — — 1,565,967,356
IT Services ........................... 663,468,031 — — 663,468,031
Life Sciences Tools & Services ............ 919,579,186 — — 919,579,186
Machinery ............................ 727,565,021 — — 727,565,021
Media ............................... 362,520,561 — — 362,520,561
Metals & Mining ....................... 510,561,122 — — 510,561,122
Office REITs .......................... 296,948,792 — — 296,948,792
Oil, Gas & Consumable Fuels ............. 1,865,575,950 508,744,768 — 2,374,320,718
Passenger Airlines ..................... 546,167,045 — — 546,167,045
Pharmaceuticals ....................... 930,714,358 559,932,711 — 1,490,647,069
Semiconductors & Semiconductor Equipment . 837,093,848 — — 837,093,848
Software ............................. 1,216,667,088 — — 1,216,667,088
Specialized REITs ...................... 141,649,247 — — 141,649,247
Technology Hardware, Storage & Peripherals . 472,537,690 — — 472,537,690
Textiles, Apparel & Luxury Goods .......... 93,182,544 — — 93,182,544
Tobacco ............................. 923,693,670 — — 923,693,670
Trading Companies & Distributors .......... 474,632,803 — — 474,632,803
Wireless Telecommunication Services ....... 576,827,337 — — 576,827,337
U.S. Government and Agency Securities ....... — 6,902,408 — 6,902,408
Short Term Investments ................... 183,330,413 1,354,963,508 — 1,538,293,921
Total Investments in Securities ........... $40,476,289,552 $2,430,543,395
a
$— $42,906,832,947
Other Financial Instruments:
Forward Exchange Contracts ............... $— $46,546,737 $— $46,546,737
Futures Contracts ....................... 4,635,614 — — 4,635,614
Total Other Financial Instruments ......... $4,635,614 $46,546,737 $— $51,182,351
a
Includes foreign securities valued at $1,068,677,479, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements

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Annual Report
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
REIT
Real Estate Investment Trust
11. Operating Segments
(continued)

Putnam Large Cap Value Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Putnam Large Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam Large
Cap Value Fund (the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2025, for the period December 1,
2020 to October 31, 2021 and for the year ended November 30, 2020 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October
31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the four years in the period ended October 31, 2025, for the period December 1, 2020 to October 31, 2021 and for the year ended November 30, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Large Cap Value Fund
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $1,981,812,699
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $602,428,556
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $691,659,810
Qualified Net Interest Income (QII) §871(k)(1)(C) $30,202,163
Section 163(j) Interest Earned §163(j) $42,253,857

Putnam Large Cap Value Fund

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Annual Report
Putnam Large Cap Value Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Franklin Advisers are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Putnam Large Cap Value Fund

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Annual Report
entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least February 28, 2027. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable

Putnam Large Cap Value Fund

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Annual Report
agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

Putnam Large Cap Value Fund

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Large-Cap Value Funds) for the one-year, three-year and five-year periods ended December 31,
2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 300, 284 and 272 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors,
LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.
One-year period Three-year period Five-year period
1st 1st 1st

38906-AFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Large Cap Value Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	December 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	December 29, 2025